Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000219256
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Class Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Trading Symbol	SIXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by pairing a portfolio of equity securities with an index call option writing strategy designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing strong risk-adjusted returns. For the fiscal year ended November 30, 2024, the Fund delivered a return of 16.81% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad based index, the S&P 500 Index (TR), delivered a return of 33.89% over the period. Little has stood in the way of the broader market (as measured by the S&P 500 Index (TR)) over the past year with the exception of a few periodic and brief episodes; namely the start of August 2024 and again, at the start of September 2024. As such, the Fund’s strategy of writing call options on the broader equity market when it is moving upward in such consistent fashion is expected to lag on absolute return measures. Thus, over the past year, the cost of hedging has kept absolute performance behind. However, and speaking to the consistent march of the broader market to new highs, the Fund has experienced volatility of only 4-5% over the past 12 months, which is measured weekly or monthly.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF - $16338	S&P 500 Index (TR)* - $22102	Cboe S&P 500 BuyWrite Index (USD) - $16564
May/20	$10000	$10000	$10000
Nov/20	$10614	$12486	$11600
Nov/21	$11969	$15972	$13706
Nov/22	$13338	$14501	$12771
Nov/23	$13986	$16508	$13827
Nov/24	$16338	$22102	$16564

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	16.81%	11.35%
S&P 500 Index (TR)*	33.89%	18.96%
Cboe S&P 500 BuyWrite Index (USD)	19.80%	11.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 447,476,351
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,465,421
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$447,476,351	53	$2,465,421	159%

Holdings [Text Block]

Sector Weightings *

Value	Value
Written Options	-2.0%
Short-Term Investment	0.2%
Materials	1.2%
Exchange Traded Fund	1.4%
Real Estate	2.8%
Consumer Discretionary	4.1%
Utilities	5.3%
Energy	5.3%
Industrials	8.2%
Health Care	9.0%
Information Technology	11.8%
Communication Services	13.5%
Financials	14.1%
Consumer Staples	24.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.5%
Verizon Communications	4.1%
AT&T	4.0%
PepsiCo	3.8%
American Express	2.9%
Costco Wholesale	2.8%
Simon Property Group	2.8%
General Motors	2.8%
Caterpillar	2.7%
Chevron	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219253
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Class Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Trading Symbol	SIXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETC 6 Meridian Low Beta Equity Strategy ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Low Beta Equity Strategy ETF	$87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively-driven strategy designed to emphasize high-quality securities with relatively low exposure to broad equity market risk (beta). For the fiscal year ended November 30, 2024, the Fund delivered a return of 25.43% at net asset value (“NAV”) for its focused strategy. In comparison the Fund’s broad based index, the S&P Total Market Index, delivered a return of 34.56% over the period across the composite of the equity market, including large-cap, mid-cap, small-cap and micro-cap stocks.

When broader markets are so strong in any given year, the expectation is that a low beta strategy, such as the Fund, should underperform on absolute measures. That has been the case over the past 12-months; however, the data shows that the Fund has outperformed on a “beta-adjusted” basis with the Fund having a beta of 2/3rds of the secondary benchmark (which is an equal weight blend of U.S. large-cap, mid-cap and small-cap equity investments).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Low Beta Equity Strategy ETF - $16228	S&P Total Market Index* - $21751	34/33/33 S&P 500/SmallCap 600/MidCap 400 - $21814
May/20	$10000	$10000	$10000
Nov/20	$11272	$12786	$13027
Nov/21	$13297	$16173	$16775
Nov/22	$13670	$14353	$15746
Nov/23	$12938	$16165	$16304
Nov/24	$16228	$21751	$21814

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Low Beta Equity Strategy ETF	25.43%	11.18%
S&P Total Market Index*	34.56%	18.55%
34/33/33 S&P 500/SmallCap 600/MidCap 400	33.79%	18.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 190,697,834
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 985,850
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$190,697,834	241	$985,850	56%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	0.2%
Materials	2.1%
Communication Services	2.6%
Information Technology	4.3%
Energy	4.6%
Real Estate	5.0%
Consumer Discretionary	6.4%
Industrials	10.2%
Utilities	12.3%
Health Care	16.3%
Consumer Staples	17.3%
Financials	18.6%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CoreCivic	0.7%
Sprouts Farmers Market	0.6%
Masimo	0.6%
United Fire Group	0.6%
Exelixis	0.6%
Unum Group	0.5%
Cal-Maine Foods	0.5%
DT Midstream	0.5%
Chesapeake Energy	0.5%
BellRing Brands	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219254
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Mega Cap Equity ETF
Class Name	ETC 6 Meridian Mega Cap Equity ETF
Trading Symbol	SIXA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETC 6 Meridian Mega Cap Equity ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Mega Cap Equity ETF	$90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively-driven strategy designed to emphasize high-quality, large-capitalization stocks. For the fiscal year ended November 30, 2024, the Fund delivered a return of 34.68% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad based index, the S&P 500 Index (TR), delivered a return of 33.89% over the period. The broader market (as measured by the S&P 500 Index (TR)) has seen little stand in its way over the past year with the exception of a few periodic and brief episodes. The Magnificent 7 (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla) continued to provide a significant lift through June 2024; however, the market experienced some broadening out in the 5-months since then and that was supportive to the performance of the Fund. The brief sell-off episodes in the S&P 500 Index (TR) during early August 2024 and again in early September 2024 were not as dramatic in the Fund, and those have helped support the stronger performance of the Fund over the past year as well. As a multifactor styled portfolio, the Fund saw the primary benefits from its momentum, value and yield exposures.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Mega Cap Equity ETF - $20057	S&P 500 Index (TR) - $22102
May/20	$10000	$10000
Nov/20	$11588	$12486
Nov/21	$13974	$15972
Nov/22	$14355	$14501
Nov/23	$14892	$16508
Nov/24	$20057	$22102

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Mega Cap Equity ETF	34.68%	16.46%
S&P 500 Index (TR)	33.89%	18.96%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 292,084,722
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,483,948
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$292,084,722	50	$1,483,948	153%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	0.1%
Materials	1.2%
Real Estate	2.8%
Consumer Discretionary	4.1%
Utilities	5.2%
Energy	5.3%
Industrials	8.1%
Health Care	9.0%
Information Technology	11.8%
Communication Services	13.5%
Financials	14.0%
Consumer Staples	24.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.5%
Verizon Communications	4.1%
AT&T	4.0%
PepsiCo	3.8%
American Express	2.9%
Costco Wholesale	2.8%
Simon Property Group	2.8%
General Motors	2.8%
Caterpillar	2.7%
Chevron	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219255
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Small Cap Equity ETF
Class Name	ETC 6 Meridian Small Cap Equity ETF
Trading Symbol	SIXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETC 6 Meridian Small Cap Equity ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Small Cap Equity ETF	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality, small-capitalization stocks. For the fiscal year ended November 30, 2024, the Fund delivered a return of 22.35% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad based index, the S&P Total Market Index, delivered a return of 34.56% over the period across the composite of the equity market, including large-cap, mid-cap, small-cap and micro-cap stocks. The Fund is a two-factor portfolio broken between low beta and value securities. The low beta sleeve of the portfolio has performed above its beta-adjusted expectations; however, it is the underperformance of the value sleeve that has created drag on Fund performance relative to broader small-cap indices (e.g., the S&P SmallCap 600 Index (USD)). Much of the Fund’s value sleeve underperformance comes from securities within the Energy Sector and Health Care Sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Small Cap Equity ETF - $20943	S&P Total Market Index* - $21751	S&P SmallCap 600 Index (USD) - $21374
May/20	$10000	$10000	$10000
Nov/20	$13311	$12786	$13532
Nov/21	$18794	$16173	$17784
Nov/22	$17181	$14353	$16718
Nov/23	$17117	$16165	$16047
Nov/24	$20943	$21751	$21374

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Small Cap Equity ETF	22.35%	17.57%
S&P Total Market Index*	34.56%	18.55%
S&P SmallCap 600 Index (USD)	33.20%	18.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 98,149,507
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 480,256
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$98,149,507	83	$480,256	86%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	0.1%
Communication Services	1.2%
Real Estate	2.2%
Utilities	2.3%
Materials	5.8%
Industrials	7.0%
Information Technology	9.1%
Energy	10.7%
Health Care	11.3%
Consumer Discretionary	11.8%
Consumer Staples	12.3%
Financials	26.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cal-Maine Foods	3.0%
Perdoceo Education	2.6%
HCI Group	2.5%
Assured Guaranty	2.5%
Innoviva	2.0%
Collegium Pharmaceutical	1.7%
CONSOL Energy	1.5%
Stride	1.4%
Warrior Met Coal	1.4%
Enova International	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000226842
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Quality Growth ETF
Class Name	ETC 6 Meridian Quality Growth ETF
Trading Symbol	SXQG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ETC 6 Meridian Quality Growth ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Quality Growth ETF	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality growth stocks. The Fund focuses on U.S. stocks of large, mid and small market capitalization. For the fiscal year ended November 30, 2024, the Fund delivered a return of 29.68% at net asset value (“NAV”).

In comparison, the Fund’s broad based index, the S&P 500 Index (TR), delivered a return of 33.89% over the period. Performance for the “Growth Market” as indicated by the Russell 1000 Growth Index (USD) (TR) (Fund’s secondary benchmark) is heavily weighted towards the companies that constitute the Magnificent 7 (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla) and had a return of 38.04% for the one-year period.

In the first 7-months of the fiscal period (December 2023 – June 2024), the Magnificent 7 were still the dominant force amongst broader markets. By the end of November 2024, the Magnificent 7 still held a weighting of 54% in the Russell 1000 Growth Index (USD) (TR). As performance broadened out post-June 2024, the Fund saw relative performance improve and actually outperform in the last 5-months of the fiscal period. The Fund does not own an individual security at greater than 5% of the Fund’s portfolio at the time of purchase. While the Fund does have positions amongst many of the Magnificent 7, the portfolio is often underweight due to construction methodology differences, which resulted in a slight under performance to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ETC 6 Meridian Quality Growth ETF - $13511	S&P 500 Index (TR) - $15210	Russell 1000 Growth Index (USD) (TR) - $16315
May/21	$10000	$10000	$10000
Nov/21	$11030	$10991	$11954
Nov/22	$9019	$9979	$9367
Nov/23	$10419	$11360	$11819
Nov/24	$13511	$15210	$16315

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Quality Growth ETF	29.68%	8.82%
S&P 500 Index (TR)	33.89%	12.50%
Russell 1000 Growth Index (USD) (TR)	38.04%	14.73%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 50,785,823
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 247,761
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,785,823	80	$247,761	74%

Holdings [Text Block]

Sector Weightings *

Value	Value
Short-Term Investment	0.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	5.9%
Communication Services	10.7%
Health Care	11.6%
Financials	14.9%
Industrials	16.3%
Information Technology	31.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	5.5%
Meta Platforms, Cl A	4.9%
Alphabet, Cl A	4.9%
Apple	4.6%
Microsoft	4.4%
Visa, Cl A	4.3%
Mastercard, Cl A	4.2%
Procter & Gamble	3.9%
Intuitive Surgical	3.9%
Progressive	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials